Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2013
Selected Income Statement Data [Abstract]
Selected Income Statement Data
A.           Revenues

	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars
Printed Circuit Boards and
IC substrates	19,442	16,479	30,708
Microelectronics	48,422	50,450	57,696
Service fees	17,541	17,618	18,624

Total Revenues	85,405	84,547	107,028

B.           Selling, general and administrative expenses

	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars
Selling (1)	13,906	13,827	15,614
General and administrative	8,456	7,311	8,727

	22,362	21,138	24,341

(1) Including shipping and handling costs	652	1,076	1,469

C.           Financial income (expenses), net

	Year Ended December 31,
	2013	2012	2011
	U.S. Dollars
Interest expense	(181)	(163)	(100)
Interest income	90	38	32
Re-evaluation of contingent consideration	(858)	1,037	(1,264)
Interest expense on liabilities to the OCS	(504)	(667)	(791)
Other, net	(285)	(12)	(777)

	(1,738)	233	(2,900)